Financial Instruments - Summary of Detailed Information Financial Assets And Liabilities Classified And Measured (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets at amortised cost, category [member] | Cash [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	$ 77.5	$ 266.9
Financial assets - Fair Value	77.5	266.9
Financial assets at amortised cost, category [member] | Restricted Cash [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	0.1	0.1
Financial assets - Fair Value	0.1	0.1
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	192.7	227.6
Financial assets - Fair Value	192.7	227.6
Financial assets at amortised cost, category [member] | Other assets [member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	3.3	10.7
Financial assets - Fair Value	3.3	4.7
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Derivative asset [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial assets - Carrying Value	0.0	5.9
Financial assets - Fair Value	0.0	5.9
Notes [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Fair Value	400.0	515.2
Financial liabilities at amortised cost, category [member] | Bank Indebtedness [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	170.2	0.4
Financial liabilities - Fair Value	170.2	0.4
Financial liabilities at amortised cost, category [member] | Accounts Payable and Accrued Liabilities [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	203.9	319.1
Financial liabilities - Fair Value	203.9	319.1
Financial liabilities at amortised cost, category [member] | Current Portion Of Governmental Loans [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	14.0	25.0
Financial liabilities - Fair Value	14.0	25.0
Financial liabilities at amortised cost, category [member] | Current portion of financing arrangement [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	2.2	1.0
Financial liabilities - Fair Value	2.2	1.0
Financial liabilities at amortised cost, category [member] | Long Term Governmental Loans [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	192.3	133.6
Financial liabilities - Fair Value	192.3	133.6
Financial liabilities at amortised cost, category [member] | Longterm portion of financing arrangement [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	21.6	12.6
Financial liabilities - Fair Value	21.6	12.6
Financial liabilities at amortised cost, category [member] | Senior Secured Lien Notes [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	476.6	498.4
Financial liabilities - Fair Value	400.0	515.2
Financial liabilities at amortised cost, category [member] | Severance Cost Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	45.8	0.0
Financial liabilities - Fair Value	45.8	0.0
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | IPO Warrant Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	2.5	52.2
Financial liabilities - Fair Value	2.5	52.2
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Earnout Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	3.7	10.1
Financial liabilities - Fair Value	3.7	10.1
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | Share Based Payment Compensation Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	14.1	34.5
Financial liabilities - Fair Value	14.1	34.5
Financial Instruments Measured At Fair Value Through Profit Or Loss Category [Member] | LETL Warrant Liability [Member]
Disclosure Of Detailed Information Financial Assets And Liabilities Classified And Measured [Line Items]
Financial liabilities - Carrying Value	7.5	0.0
Financial liabilities - Fair Value	$ 7.5	$ 0.0